11. Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Warrants

Note 11: Warrants

The Company has warrants outstanding to purchase up to 4,099,389 and 3,414,389 shares as of March 31, 2018 and December 31, 2017, respectively.

In connection with the sale of the Company’s Series A Convertible Preferred Stock in May 2014, Chardan Capital Markets LLC (“Chardan”) acted as sole placement agent in consideration for which it received a cash fee of $535,000 and a warrant to purchase up to 100,002 shares of the Company’s common stock. These warrants are exercisable immediately, have an exercise price of $6.00 per share, and have a five-year term.

In connection with the 2015 Private Placement, the Company issued to accredited investors the Original Warrants to purchase up to an aggregate of 1,443,362 shares of common stock for a purchase price of $3.00 per share. The Original Warrants are exercisable into shares of common stock for a period of five (5) years from issuance at an initial exercise price of $3.30 per share, subject to adjustment in the event of stock splits, dividends and recapitalizations. The Original Warrants are exercisable immediately. The Company is prohibited from effecting an exercise of the warrants to the extent that as a result of such exercise, the holder would beneficially own more than 4.99% (subject to increase up to 9.99% upon 61 days’ notice) in the aggregate of the issued and outstanding shares of common stock, calculated immediately after giving effect to the issuance of shares of common stock upon exercise of the warrant.

In connection with the 2015 Private Placement, Chardan acted as sole placement agent in consideration for which it received a cash fee of $300,000 and a warrant to purchase up to 141,668 shares of the Company’s common stock. These warrants are exercisable immediately, have an exercise price of $3.60 per share, and have a five-year term.

On February 9, 2017, the Company entered into the Private Transaction pursuant to the Warrant Exercise Agreement with certain holders of the Original Warrants. Pursuant to the Warrant Exercise Agreement, the holders of the Original Warrants and the Company agreed that such Original Warrant holders would exercise their Original Warrants in full, and the Company would issue to each such holder new warrants, with the new warrants being identical to the Original Warrants except that the termination date of such new warrants is February 10, 2022 (the “Reload Warrants”). In addition, depending on the number of Original Warrants exercised by all holders of the Original Warrants, the Company also agreed to issue to the holders another new warrant, identical to the Original Warrant except that the exercise price of such warrant is $5.30 and such warrant is not exercisable until August 10, 2017 (the “Market Price Warrants” and together with the Reload Warrants, the “New Warrants”).

The Company received gross proceeds of $3,866,573 from the exercise of the Original Warrants and issued Reload Warrants to purchase an aggregate of 799,991 shares of the Company’s common stock and Market Price Warrants to purchase an aggregate of 371,699 shares of the Company’s common stock. In association with the Private Transaction, the Company recorded warrant exchange expense of $1,402,174 representing the difference in the fair market value of the Original Warrants and the New Warrants, as an adjustment to additional paid - capital.

Chardan acted as financial advisor on the Private Transaction in consideration for which Chardan received $363,617 and Chardan and its designees were New Warrants for 115,000 shares of the Company’s common stock.

On October 3, 2017, the Company sold, in a registered direct offering, 1,647,691 shares of common stock at an offering price of $3.90 per share and, in a concurrent private placement, warrants to purchase an aggregate of 1,647,691 shares of common stock for gross proceeds of approximately $6,425,995 before deducting the placement agent fee and related offering expenses.

On January 10, 2018, the Company issued warrants for 592,000 shares of the Company’s common stock in connection with the January 2018 Private Placement. The warrants were issued to the parties who purchased the Company’s common stock, as well as to Chardan and its designees who acted as placement agents of the deal. The warrants expire in five years and were exercisable immediately at an exercise price of $3.00 per share.

The following table summarizes the changes in the Company’s outstanding warrants during the three months ended March 31, 2018:

	Warrants Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Balance at December 31, 2017	3,414,389	$3.30 – 6.00	4.21 years	$3.92	$–
Warrants Granted	685,000	$3.00	4.78 years	3.00	–
Warrants Exercised	–	–	–	–	–
Warrants Expired	–	–	–	–	–
Balance at March 31, 2018	4,099,389	$3.00 – 6.00	4.10 years	$3.77	$–

Exercisable December 31, 2017	3,414,389	$3.30 – 6.00	4.21 years	$3.92	$–
Exercisable March 31, 2018	4,099,389	$3.00 – 6.00	4.10 years	$3.77	$–

Note 11: Warrants

The Company has warrants outstanding to purchase up to 3,414,389 and 1,651,698 at December 31, 2017 and 2016, respectively.

In connection with the sale of the Company’s Series A Convertible Preferred Stock in May 2014, Chardan Capital Markets LLC (“Chardan”) acted as sole placement agent in consideration for which it received a cash fee of $535,000 and a warrant to purchase up to 100,002 shares of the Company’s common stock. These warrants are exercisable immediately, have an exercise price of $6.00 per share, and have a five-year term.

In connection with the 2015 Private Placement, the Company issued to accredited investors the Original Warrants to purchase up to an aggregate of 1,443,362 shares of common stock for a purchase price of $3.00 per share. The Original Warrants are exercisable into shares of common stock for a period of five (5) years from issuance at an initial exercise price of $3.30 per share, subject to adjustment in the event of stock splits, dividends and recapitalizations. The Original Warrants are exercisable immediately. The Company is prohibited from effecting an exercise of the warrants to the extent that as a result of such exercise, the holder would beneficially own more than 4.99% (subject to increase up to 9.99% upon 61 days’ notice) in the aggregate of the issued and outstanding shares of common stock, calculated immediately after giving effect to the issuance of shares of common stock upon exercise of the warrant.

In connection with the 2015 Private Placement, Chardan acted as sole placement agent in consideration for which it received a cash fee of $300,000 and a warrant to purchase up to 141,668 shares of the Company’s common stock. These warrants are exercisable immediately, have an exercise price of $3.60 per share, and have a five-year term.

On February 9, 2017, the Company entered into the Private Transaction pursuant to the Agreement with certain holders of the Original Warrants. Pursuant to the Agreement, the holders of the Original Warrants and the Company agreed that such Original Warrant holders would exercise their Original Warrants in full, and the Company would issue to each such holder new warrants, with the new warrants being identical to the Original Warrants except that the termination date of such new warrants is February 10, 2022 (the “Reload Warrants”). In addition, depending on the number of Original Warrants exercised by all holders of the Original Warrants, the Company also agreed to issue to the holders another new warrant, identical to the Original Warrant except that the exercise price of such warrant is $5.30 and such warrant is not exercisable until August 10, 2017 (the “Market Price Warrants” and together with the Reload Warrants, the “New Warrants”).

The Company received gross proceeds of $3,866,573 from the exercise of the Original Warrants and issued Reload Warrants to purchase an aggregate of 799,991 shares of the Company’s common stock and Market Price Warrants to purchase an aggregate of 371,699 shares of the Company’s common stock. In association with the Private Transaction, the Company recorded $1,402,174, representing the difference in the fair market value of the Original Warrants and the New Warrants, as an adjustment to additional paid-in capital.

Chardan acted as financial advisor on the Private Transaction in consideration for which Chardan received $363,617, Chardan and its designees were issued New Warrants for 115,000 shares of the Company’s common stock.

On October 3, 2017, the Company sold, in a registered direct offering, 1,647,691 shares of common stock at an offering price of $3.90 per share and, in a concurrent private placement, warrants to purchase an aggregate of 1,647,691 shares of common stock for gross proceeds of approximately $6,425,995 before deducting the placement agent fee and related offering expenses.

The following table summarizes the changes in the Company’s outstanding warrants during the year ended December 31, 2017:

	Warrants Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Balance at December 31, 2016	1,651,698	$3.30 - 6.00	3.75 years	$3.49	$3,301,913
Warrants Granted	2,934,381	3.30 - 5.30	-	-	ؘ-
Warrants Exercised	1,171,690	3.30	-	-	-
Warrants Expired	-
Balance at December 31, 2017	3,414,389	$3.30 - 6.00	4.21 years	$3.92	$-

Exercisable December 31, 2016	1,651,698	$3.30 - 6.00	3.75 years	$3.49	$3,301,913
Exercisable December 31, 2017	3,414,389	$3.30 - 6.00	4.21 years	$3.92	$-